Fair Value Measurements and Hierarchy - Level 3 Measurement (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended			6 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2021	Nov. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Private Placement Warrants
Class of Warrant or Right [Line Items]
Beginning balance			$ 352,425
Mark-to-Market Adjustment for Stock Warrants											$ 71,550
Ending balance		$ 352,425									$ 352,425
P3 Health Partners Inc.
Class of Warrant or Right [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Successor		Successor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor
Beginning balance							$ 6,316,605	$ 502,276	$ 6,316,605	$ 6,316,605	$ 6,316,605
Mark-to-Market Adjustment for Stock Warrants								$ (344,101)	10,661,579
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Mark-to-Market Adjustment of Stock Warrants	Mark-to-Market Adjustment of Stock Warrants	Mark-to-Market Adjustment of Stock Warrants				Mark To Market Adjustment Of Foresight Stock Warrants		Mark-to-Market Adjustment of Stock Warrants		Mark-to-Market Adjustment of Stock Warrants
Ending balance	$ 502,276		$ 502,276		$ 158,175	$ 16,978,184		$ 158,175	16,978,184			$ 6,316,605
P3 Health Partners Inc. | Private Placement Warrants | Level 3
Class of Warrant or Right [Line Items]
Beginning balance			793,650					$ 502,276
Mark-to-Market Adjustment for Stock Warrants			(291,374)
Ending balance	$ 502,276	$ 793,650	502,276								793,650
P3 Health Partners Inc. | Class D Warrants | Level 3
Class of Warrant or Right [Line Items]
Beginning balance			$ 13,981,474				$ 6,316,605		$ 6,316,605	$ 6,316,605	6,316,605
Issuance of Class D Warrants												6,316,605
Mark-to-Market Adjustment for Stock Warrants											7,664,869
Ending balance		$ 13,981,474									$ 13,981,474	$ 6,316,605